As filed with the Securities and Exchange Commission
                             on January 7, 1999
                       Registration No. 33-70988; 811-8118

                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     []

                       Post-Effective Amendment No. 10 [x]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   []

                             Amendment No. 12           [x]
                        (Check appropriate box or boxes)
                           ------------------------

                              LIFE & ANNUITY TRUST
      (Exact Name of Registrant as specified in Certificate of Trust)
                                111 Center Street
                           Little Rock, Arkansas 72201
        (Address of Principal Executive Offices, including Zip Code)
                          --------------------------

      Registrant's Telephone Number, including Area Code: (800) 643-9691
                             Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[] Immediately upon filing pursuant            [x] on February 9, 1999, pursuant
   to Rule 485(b), or                              to Rule 485(b)

[] 60 Days after filing pursuant               []  on _________ pursuant
   to Rule 485(a)(1), or                           to Rule 485(a)(1)

[] 75 days after filing pursuant               []  on _________ pursuant
   to Rule 485(a)(2), or                        to Rule 485(a)(2)

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 10 to the Registration Statement of Life & Annuity Trust (the "Trust") hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, which was filed on August 26, 1998. The sole purpose of this Post-Effective Amendment is to continue to delay the effectiveness of Post-Effective Amendment No. 7, which was originally delayed until December 9, 1998 by Post-Effective Amendment No. 8 and further delayed until January 8, 1999 by Post-Effective Amendment No. 9, until February 9, 1999.

                                  SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 7th day of January, 1999.


                                               LIFE & ANNUITY TRUST


                                                By /s/ Richard H. Blank, Jr.
                                                   (Richard H. Blank, Jr.)
                                                   Secretary and Treasurer
                                                   (Principal Financial Officer)

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


      Signature                                   Title                                          Date

                     *                            Trustee, Chairman and President
      (R. Greg Feltus)                            (Principal Executive Officer)

      /s/ Richard H. Blank, Jr.                   Secretary and Treasurer                        1/7/99
      (Richard H. Blank, Jr.)                     (Principal Financial Officer)

                     *                            Trustee
      (Jack S. Euphrat)

                     *                            Trustee
      (Thomas S. Goho)

                     *                            Trustee
      (Peter G. Gordon)

                     *                            Trustee
      (Joseph N. Hankin)

                     *                            Trustee
      (W. Rodney Hughes)

                     *                            Trustee
      (J. Tucker Morse)

*By:  /s/ Richard H. Blank, Jr.
       Richard H. Blank, Jr.
       As Attorney-in-Fact
       January 7, 1999

                      [MORRISON & FOERSTER LLP LETTERHEAD]






                                 January 7, 1999

                                                     Writer's Direct Dial Number
                                                          (202) 887-1537
VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:    Life & Annuity Trust
                     SEC File Nos. 33-70988; 811-8118

Ladies/Gentlemen:

         In connection with the registration of Life & Annuity Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the issuance of shares by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith Post-Effective Amendment No. 10 under the 1933 Act and Amendment No. 12 under the 1940 Act to the Trust's Registration Statement on Form N-1A pursuant to Rule 485(b).

                  This Post-Effective Amendment No. 10 to the Registration Statement of the Trust hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, which was filed on August 26, 1998. The sole purpose of this Post-Effective Amendment is to continue to delay the effectiveness of Post-Effective Amendment No. 7, which was originally delayed until December 9, 1998 by Post-Effective Amendment No. 8 and further delayed until January 8, 1999 by Post-Effective No. 9, until February 9, 1999.

                  This firm represented the Trust in connection with the preparation of the above-referenced Post-Effective Amendment. In accordance with the provisions of paragraph (b) of Rule 485, we are not aware of any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

         If you have any questions or comments, please contact the undersigned at the number set forth above, or Marco E. Adelfio at (202) 887-1530.

                                                     Sincerely,

                                                     /s/ Janis E. Fonda

                                                     Janis E. Fonda